Loans and advances to financial institutions (Tables)	12 Months Ended
Dec. 31, 2018
Loans and advances to financial institutions (Tables) [Abstract]
Loans and advances to financial institutions

26.   Loans and advances to financial institutions

	R$ thousand
	On December 31
	2018	2017
Repurchase agreements (1)	96,304,582	21,045,591
Loans to financial institutions	8,946,346	11,207,614
Impairment of loans and advances	(1,978)	(5,481)
Total	105,248,950	32,247,724